Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories

(CHF in millions)	6/30/2024	12/31/2023

Shoes	370.9	321.4
Apparel	37.7	34.5
Accessories	4.7	8.0
Allowances	(12.0)	(7.4)
Inventories(1)	401.3	356.5
(1) Inventories are comprised of finished goods.